Administrative Expenses (Details) - Schedule of administrative expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General administrative expenses
Information technology and communications	$ 123,810	$ 109,026	$ 99,763
Maintenance and repair of property and equipment	42,157	39,679	48,218
External advisory services and professional services fees	15,267	16,819	13,194
Surveillance and securities transport services	12,996	13,229	10,787
Office supplies	9,288	8,093	11,094
Insurance premiums except to cover operational risk events	8,465	7,621	8,273
Energy, heating and other utilities	5,307	4,445	5,556
External service of financial information and fraud prevention	4,614	6,297	5,912
Postal box, mail, postage and home delivery services	4,372	4,718	4,218
External service of custody of documentation	3,846	3,094	3,359
Legal and notary expenses	3,733	4,308	4,182
Other expenses of obligations for lease contracts	3,731	4,227	2,684
Expenses for short-term leases	2,782	3,371	4,196
Representation and travel expenses	2,449	2,703	2,780
Fees for other technical reports	799	729	639
Fees for review and audit of the financial statements by the external auditor	777	657	751
Expenses for leases low value	491	453	533
Fines applied by other agencies	211	152	66
Other general administrative expenses	14,214	7,945	7,313
Outsource services
Technological developments expenses, certification and technology testing	17,939	17,526	17,433
Data processing	8,385	9,407	9,333
External credit evaluation service	5,208	4,958	12,241
External human resources administration services and supply of external personnel	1,438	1,108	2,000
External cleaning service, casino, custody of files and documents, storage of furniture and equipment	358	355	435
Call Center service for sales, marketing, quality control customer service	92	103
Board expenses
Board of Directors Compensation	3,095	2,889	2,795
Other Board expenses	102	16	30
Marketing	37,233	30,652	23,561
Taxes, contributions and other legal charges
Contribution to the banking regulator	13,566	11,968	11,408
Real estate contributions	4,727	4,852	4,054
Taxes other than income tax	2,207	1,785	789
Municipal patents	1,568	1,395	1,240
Other legal charges	47	45	44
Total	$ 355,274	$ 324,625	$ 318,881